Summary of Accounting Policies (Narrative) (Details)	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Information processing and communications [Member] USD ($)	Mar. 31, 2011 Information processing and communications [Member] JPY (¥)	Mar. 31, 2010 Information processing and communications [Member] JPY (¥)	Mar. 31, 2009 Information processing and communications [Member] JPY (¥)	Mar. 31, 2011 Occupancy [Member] USD ($)	Mar. 31, 2011 Occupancy [Member] JPY (¥)	Mar. 31, 2010 Occupancy [Member] JPY (¥)	Mar. 31, 2009 Occupancy [Member] JPY (¥)	Mar. 31, 2011 Accounts Receivable [Member] JPY (¥)	Mar. 31, 2010 Accounts Receivable [Member] JPY (¥)	Mar. 31, 2011 Maximum [Member]	Mar. 31, 2011 Minimum [Member]	Mar. 31, 2011 Listed Equity [Member] USD ($)	Mar. 31, 2011 Listed Equity [Member] JPY (¥)	Mar. 31, 2010 Listed Equity [Member] JPY (¥)	Mar. 31, 2011 Unlisted Equity [Member] USD ($)	Mar. 31, 2011 Unlisted Equity [Member] JPY (¥)	Mar. 31, 2010 Unlisted Equity [Member] JPY (¥)
Percentage of voting stock of a corporate entity															50.00%	20.00%
Percentage of limited partnership	3.00%	3.00%
Securities derecognized from the consolidated balance sheets	$ 2,051,000,000	¥ 169,766,000,000	¥ 185,047,000,000
Securities available for sale derecognized from the balance sheets	3,527,000,000	291,870,000,000	153,808,000,000
Depreciation and amortization	913,000,000	75,587,000,000	73,081,000,000	75,780,000,000	633,000,000	52,455,000,000	51,924,000,000	56,429,000,000	280,000,000	23,132,000,000	21,157,000,000	19,351,000,000
Investment in equity securities	144,000,000	11,915,000,000	9,636,000,000														807,000,000	66,792,000,000	89,045,000,000	293,000,000	24,243,000,000	33,903,000,000
Non cash impairment charges	19,000,000	1,532,000,000	194,000,000	2,656,000,000
Increase in total assets			292,000,000,000
Increase in total liabilities			297,000,000,000
Decrease in shareholders equity			5,000,000,000
Amounts of securities derecognized	3,527,000,000	291,870,000,000	153,808,000,000
Payables to brokers and dealers	734,000,000	60,771,000,000	0
Receivables from other than customers	11,221,000,000	928,626,000,000	707,623,000,000											95,954,000,000
Unamortized Deferred Fees and Costs	$ 6,000,000	¥ 483,000,000	¥ 525,000,000